SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. Summary of significant accounting policies

(a) Basis of presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Company. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below. The Company has selected December 31 as its fiscal year end.

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company have been eliminated upon consolidation. All intercompany transactions and balances among the Company have been eliminated upon consolidation.

(c) Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d) Fair value measurement

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Reclassification of prior year presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. Specifically, Chinese income taxes payable and Chinese VAT and surcharges payable are now presented as a separate line items on the balance sheets, statements of operations and statements of cash flows and was previously combined and presented as Chinese taxes payable.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

DISTOKEN ACQUISITION CORPORATION

NOTES TO CONDENSED FINANCIAL STATEMENTS

DECEMBER 31, 2024

(UNAUDITED)

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company has $15,073 and $96,486 in cash as of December 31, 2024 and 2023, respectively, and no cash equivalents as of such dates.

Investments in Trust Account

At December 31, 2024 and 2023, the assets held in the Trust Account were held in money market funds which are invested primarily in U.S. government securities. The Company accounts for its investments as trading securities under ASC 320 (Investments—Debt and Equity Securities), where securities are presented at fair value on the balance sheets. Gains and losses resulting from the change in fair value of investments held in the Trust Account are included in interest earned on investments held in Trust Account in the statements of operations.

Redeemable Share Classification

The Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with ASC 480-10-S99, the Company classifies Public Shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Public Shares sold as part of the Units in the Initial Public Offering were issued with other freestanding instruments (i.e., Public Warrants and Public Rights) and as such, the initial carrying value of Public Shares classified as temporary equity are the allocated proceeds determined in accordance with ASC 470-20. The Company recognizes changes in redemption value immediately as it occurs and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital and accumulated deficit. Accordingly, at December 31, 2024 and 2023, shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets.

At December 31, 2024 and 2023, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Warrants	(1,104,000)
Proceeds allocated to Public Rights	(3,305,100)
Ordinary share issuance costs	(4,011,946)
Redemption of ordinary shares	(31,907,588)
Plus:
Remeasurement of carrying value to redemption value	12,089,247
Ordinary shares subject to possible redemption, December 31, 2023	40,760,613
Less:
Redemption of ordinary shares	(36,300,937)
Plus:
Remeasurement of carrying value to redemption value	2,946,963
Ordinary shares subject to possible redemption, December 31, 2024	$7,406,639

The Company is considered an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

DISTOKEN ACQUISITION CORPORATION

NOTES TO CONDENSED FINANCIAL STATEMENTS

DECEMBER 31, 2024

(UNAUDITED)

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Offering costs consist principally of professional and registration fees, cash underwriting discount, fair value of representative shares, and fair value of representative warrants incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on relative fair value basis, compared to total proceeds received. Offering costs allocated to the Public Shares were charged to temporary equity and offering costs allocated to Public Warrants (as defined in Note 3) were charged to shareholders’ equity upon the completion of the Initial Public Offering.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statement and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company has determined there is a possibility it will be considered a Chinese Income Tax Resident for which it will owe taxes to the Chinese government. As such, the Company has accrued $447,288 and $434,911 for Chinese Income Tax as of December 31, 2024 and 2023, respectively. For the years ended December 31, 2024 and 2023, the Company recorded an income tax expense of $12,377 and $434,911, respectively, related to the Chinese Income Tax estimate. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. As of the date of filing of these financial statements, the Company has not filed any tax return in China nor paid the amount due for the years ended December 31, 2024 and 2023. Management believes that any potential interest on the unpaid balance of Chinese income taxes payable would be immaterial and any potential penalties on non-compliance and 50% to 500% penalties on underpayment of Chinese income taxes payable cannot be reliably measured. Management also believes that the Company will not be subject to any interest and penalties on Chinese income taxes payable. Hence, no accruals of interest and penalties on Chinese taxes as of December 31, 2024 were recognized.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

VAT and surcharges

The Company has determined there is a possibility it will be considered a Chinese Tax Resident for which it will owe taxes to the Chinese government. As such, the Company has accrued $326,939 and $195,456 for Chinese VAT and surcharges as of December 31, 2024 and 2023, respectively. For the years ended December 31, 2024 and 2023, the Company recorded a Chinese VAT and surcharges of $131,483 and $195,456, respectively. The Chinese VAT and surcharges were recorded in the Company’s statements of operations. As of the date of filing of these financial statements, the Company has not filed any tax return in China nor paid the amount due for the years ended December 31, 2024 and 2023.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with FASB ASC Topic 815, “Derivatives and Hedging”. Derivative instruments are initially recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative assets and liabilities are classified in the balance sheets as current or non-current based on whether or not net-cash settlement or conversion of the instruments could be required within 12 months of the balance sheet date.

DISTOKEN ACQUISITION CORPORATION

NOTES TO CONDENSED FINANCIAL STATEMENTS

DECEMBER 31, 2024

(UNAUDITED)

Warrant Instruments

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own ordinary shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of the warrant issuance and as of each subsequent quarterly period end date while the instruments are outstanding. Upon further review of the warrant agreement, management concluded that the warrants issued pursuant to the warrant agreement qualify for equity accounting treatment.

Net Income Per Share

The Company complies with accounting and disclosure requirements of Financial Accounting Standards Board (“FASB”) ASC Topic 260, “Earnings Per Share”. Net income per ordinary share is computed by dividing net income by the weighted average number of ordinary shares outstanding for the period. Accretion associated with the redeemable ordinary shares is excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted net income per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants to purchase 7,617,500 ordinary shares is contingent upon the occurrence of future events. As of December 31, 2024 and 2023, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net income per ordinary share is the same as basic net income per ordinary share for the periods presented.

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2024		2023
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$21,402	$15,729	$903,232	$401,499
Denominator:
Basic and diluted weighted average shares outstanding	3,466,972	2,548,000	5,570,867	2,476,329
Basic and diluted net income per ordinary share	$0.01	$0.01	$0.16	$0.16

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

DISTOKEN ACQUISITION CORPORATION

NOTES TO CONDENSED FINANCIAL STATEMENTS

DECEMBER 31, 2024

(UNAUDITED)

Recently Issued Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating officer decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. As of December 31, 2024, this ASU became effective and the Company’s management adopted this ASU in its financial statements and related disclosures.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company has $96,486 and nil in cash as of December 31, 2023 and 2022, respectively, and no cash equivalents as of such dates.

Investments in Trust Account

At December 31, 2023, assets held in the Trust Account were held in money market funds which are invested primarily in U.S. government securities. The Company accounts for its investments as trading securities under ASC 320 (Investments—Debt and Equity Securities), where securities are presented at fair value on the balance sheets. Gains and losses resulting from the change in fair value of investments held in the Trust Account are included in interest earned on investments held in Trust Account in the statements of operations. As of December 31, 2022 there were no funds deposited in the Trust Account.

Redeemable Share Classification

The Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the Company’s initial business combination. In accordance with ASC 480-10-S99, the Company classifies Public Shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Public Shares sold as part of the Units in the Initial Public Offering were issued with other freestanding instruments (i.e., Public Warrants and Public Rights) and as such, the initial carrying value of Public Shares classified as temporary equity are the allocated proceeds determined in accordance with ASC 470-20. The Company recognizes changes in redemption value immediately as it occurs and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital and accumulated deficit. Accordingly, at December 31, 2023, shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

At December 31, 2023, the ordinary shares reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Warrants	(1,104,000)
Proceeds allocated to Public Rights	(3,305,100)
Ordinary share issuance costs	(4,011,946)
Redemption of ordinary shares	(31,907,588)
Plus:
Remeasurement of carrying value to redemption value	12,089,247
Ordinary shares subject to possible redemption, December 31, 2023	$40,760,613

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Offering costs consist principally of professional and registration fees, cash underwriting discount, fair value of representative shares, and fair value of representative warrants incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on relative fair value basis, compared to total proceeds received. Offering costs allocated to the Public Shares were charged to temporary equity and offering costs allocated to Public Warrants (as defined in Note 3) were charged to shareholders’ equity upon the completion of the Initial Public Offering.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statement and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company has determined there is a possibility it will be considered a Chinese Income Tax Resident for which it will owe taxes to the Chinese government. As such, the Company has accrued $630,367 and $0 for Chinese Income Tax and VAT and surcharges as of December 31, 2023 and 2022, respectively. For the years ended December 31, 2023 and 2022, the Company recorded an income tax expense of $434,911 and $0, respectively, related to the Chinese Income Tax estimate, and $195,456 and $0, respectively, for VAT and surcharges. The VAT and surcharges were recorded as part of the Company’s general and administrative expenses. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with FASB ASC Topic 815, “Derivatives and Hedging”. Derivative instruments are initially recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the statement of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative assets and liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instruments could be required within 12 months of the balance sheet date.

Warrant Instruments

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own ordinary shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of the warrant issuance and as of each subsequent quarterly period end date while the instruments are outstanding. Upon further review of the warrant agreement, management concluded that the warrants issued pursuant to the warrant agreement qualify for equity accounting treatment.

Net Income (Loss) Per Share

The Company complies with accounting and disclosure requirements of Financial Accounting Standards Board (“FASB”) ASC Topic 260, “Earnings Per Share”. Net income (loss) per ordinary share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted income (loss) per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants to purchase 7,617,500 ordinary shares is contingent upon the occurrence of future events. As of December 31, 2023 and 2022, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net income (loss) per ordinary share is the same as basic net income (loss) per ordinary share for the periods presented.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2023		2022
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$903,232	$401,499	$—	$(2,155)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	5,570,867	2,476,329	—	1,745,000
Basic and diluted net income (loss) per ordinary share	$0.16	$0.16	$—	$(0.00)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Recently Issued Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its financial statements and disclosures.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principle of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation.

Fair value measurement

The Group measures its financial assets at fair value through profit or loss at the end of each of the Relevant Years. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 –	based on quoted prices (unadjusted) in active markets for identical assets or liabilities
Level 2 –	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly
Level 3 –	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

The carrying value of financial instruments included in current assets and liabilities approximate their fair values because of the short-term nature of these instruments.

Impairment of non-financial assets other than goodwill

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than financial assets), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs. In testing a cash-generating unit for impairment, a portion of the carrying amount of a corporate asset is allocated to an individual cash-generating unit if it can be allocated on a reasonable and consistent basis or, otherwise, to the smallest group of cash-generating units.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing recoverable amount, the estimated future cash flows are undiscounted expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available. An impairment loss is charged to the profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

Business combination

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the Company allocate the fair value of purchase consideration to the separately identifiable tangible and intangible assets acquired as well as liabilities assumed based on their estimated fair values. The consideration transferred in an acquisition includes the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent consideration and all contractual contingencies as of the acquisition date. The excess of the total of cost of acquisition, over the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the businesses acquired, the difference is recognized directly in earnings. Transaction costs directly attributable to the acquisitions are expensed as incurred. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed, and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. Significant estimates include but are not limited to future expected cash flows from acquired assets, assumptions on useful lives, discount rates and terminal values. The Company’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated balance sheet) when:

●	the rights to receive cash flows from the asset have expired; or
●	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person

(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)	the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;
(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)	the entity and the Group are joint ventures of the same third party;

(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;
(vi)	the entity is controlled or jointly controlled by a person identified in (a);
(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or the parent of the Group.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported revenues, costs and expenses during the reported year in the consolidated financial statements and accompanying notes. These accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to, current expected credit losses, useful lives of intangible assets and property and equipment, provision of income tax, valuation allowance for deferred tax assets and fair value measurement of convertible redeemable preferred shares and unlisted equity investments. Actual results could differ from those estimates.

Foreign currency translation

The functional currency and booking currency are both RMB for substantial all entities of the Group, transactions, assets and liabilities dominated in foreign currency were few within 2024.

For the purpose of such translation in cost-efficiency way, the financial statements are translated into USD in the convenience rate (USD 1 = RMB 7.2672) prevailing at the balance date. No translation adjustments incurred to comprehensive income (loss).

Current expected credit losses

The Group adopted ASC Topic 326, “Financial Instruments — Credit Losses”, for credit loss assessment using the modified retrospective approach for all in-scope assets. The Group’s in-scope assets are primarily account receivables, prepayments and other receivables. To estimate expected credit losses, the Group has identified the relevant risk factors which include clients’ credits and accounts aging. Accounts with similar risk factors have been grouped into pools. For each pool, the Group considers the collection experience, current economic conditions and future economic conditions.

Cash and cash equivalents

Cash and cash equivalents represent cash at bank and on hand, on-demand deposits.

Accounts receivable

Accounts receivable are recognized and carried at the cost amount less an allowance for credit losses. An estimate for the allowance for credit losses is discussed above in “Current Expected Credit Losses”.

Leases

The Group follows ASC Topic 842, Leases. The Group leases office spaces, warehouse, and farmland which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases, usually with initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease ROU assets are reviewed for impairment annually.

Income tax

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (‘‘ASC 740’’). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits, if any, will be recorded in the “other non-current liabilities” in the accompanying consolidated financial statements, and is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted earnings per share in years when their effect would be anti-dilutive.

Segment reporting

The Group’s business activities, for which discrete financial information is available, are regularly reviewed and evaluated by the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive directors of the Company that make strategic decisions. As a result of this evaluation, the Group determined that it has operating segments as follows:

(a)	the vocational education segment engages in the provision of vocational education entrusted management services, self-operated vocational school services, curriculum co-development projects services and vocational training services;
(b)	the HR recruitment segment engages in the provision of HR recruitment services regarding blue-collar talent to customers;
(c)	the employee management segment engages in the provision of labor outsourcing services, labor dispatch services and others;
(d)	the market service segment engages in the provision of value-added services.

The chief operating decision-maker monitors the results of the Group’s operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on reportable segment revenue and segment results which is measured based on gross profit of the respective segment. No analysis of segment assets and liabilities is presented as management does not regularly review such information for the purposes of resource allocation and performance assessment. Therefore, only segment revenue and segment results are presented.

	Six months Ended June 30,2023
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	76,732	35,419	452,066	55,459	619,676
Cost of revenue	(49,148)	(15,101)	(417,780)	(42,364)	(524,393)
Gross profit	27,584	20,318	34,286	13,095	95,283
Gross profit %	35.9	57.4	7.6	23.6	15.4

	Six months Ended June 30,2024
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	32,875	12,243	683,138	57,812	786,068
Cost of revenue	(16,798)	(5,568)	(611,925)	(41,896)	(676,187)
Gross profit	16,077	6,675	71,213	15,916	109,881
Gross profit %	48.9	54.5	10.4	27.5	14.0

2.1 SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principle of consolidation

Pursuant to the Reorganization, as more fully explained in the paragraph headed “Reorganization” in the section headed “Corporate History and Structure of Youlife” in the Registration Statement, the Company became the holding company of the companies now comprising the Group on 6 November 2020. As the Reorganization only involved inserting new holding companies at the top of an existing group and has not resulted in any change of economic substance, the consolidated financial statements for the Relevant Years have been presented as a continuation of the existing group as if the Reorganization had been completed at the beginning of the Relevant Years.

Accordingly, the consolidated statements of operations and comprehensive income, statements of changes in equity and statements of cash flows of the Group for the Relevant Years are prepared as if the current group structure had been in existence throughout the Relevant Years. The consolidated balance sheets of the Group as at 31 December 2022 and 2023 have been prepared to present the assets and liabilities of the companies now comprising the Group, as if the current group structure had been in existence at those dates. No adjustments are made to reflect fair values, or recognize any new assets or liabilities as a result of the Reorganization.

Profit or loss and each component of comprehensive income are attributed to the owners of the parent and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.

All intra-group transactions and balances have been eliminated on consolidation in full.

In order to comply with the regulatory restrictions on foreign ownership in the operation of vocational schools and vocational training schools and provision of value-added telecommunications services in the PRC, and pursuant to the Reorganization, Shanghai Youerlan (the “wholly foreign owned enterprise”, or the “WFOE”), which is the Company’s indirectly wholly-owned subsidiary, has entered into the contractual arrangements with Jiangsu Youlan and its registered shareholders (the “Original Contractual Arrangements”) on 25 September 2020. The arrangements of the Original Contractual Arrangements enable the WFOE to exercise effective control over Tiankun Zhirang and its subsidiaries, which carried out operation of vocational training schools, Hubei Xieshou and Jiangsu Youlan, which carried out value-added telecommunications services, and Shanghai Zhuomao and its subsidiaries, which carried out operation of vocational schools since 2021, (collectively, “PRC Technology Entities”) during the Relevant Periods, and to obtain substantially all economic benefits of PRC Technology Entities. Accordingly, after the Original Contractual Arrangements have been signed on 25 September 2020, PRC Technology Entities are controlled by the Company based on the Original Contractual Arrangements though the Company does not have any direct or indirect equity interest in PRC Technology Entities. On 29 June 2022, Shanghai Youerlan entered into the new contractual arrangements (the “New Contractual Arrangements”) with Shanghai Youzhilan and its registered shareholders (the “Registered Shareholders”), namely Mr. Wang Yunlei and Mr. Peng Peng, pursuant to which, Shanghai Youerlan has acquired effective control over the financial and operational policies of Shanghai Youzhilan and its subsidiaries and Jiangsu Youlan Network and its subsidiaries, and has become entitled to all the relevant economic benefits derived from their operations. After the completion of the reorganization in July 2022, Shanghai Youzhilan became the holding company of PRC Technology Entities and the Original Contractual Arrangements was replaced by the New Contractual Arrangements thereafter.

The Group terminated the Contractual Agreements mentioned above on January 1, 2024, and PRC Technology Entities were accounted for as discontinued operations in the relevant financial statements under U.S. GAAP. In accordance with ASC 205-20-45, the results of all discontinued operations, less applicable income taxes, are reported as components of net income (loss) separate from the net loss of continuing operations for the years ended December 31, 2022 and 2023, as comparative statements of operations.

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The consideration transferred is measured at the acquisition date fair value which is the sum of the acquisition date fair values of assets transferred by the Group, liabilities assumed by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of net assets in the event of liquidation at fair value or at the proportionate share of the acquiree’s identifiable net assets. All other components of non-controlling interests are measured at fair value. Acquisition-related costs are expensed as incurred.

The Group determines that it has acquired a business when the acquired set of activities and assets includes an input and a substantive process that together significantly contribute to the ability to create outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts of the acquiree.

If the business combination is achieved in stages, the previously held equity interest is remeasured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability is measured at fair value with changes in fair value recognized in profit or loss. Contingent consideration that is classified as equity is not remeasured and subsequent settlement is accounted for within equity.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling interests and any fair value of the Group’s previously held equity interests in the acquiree over the identifiable assets acquired and liabilities assumed. If the sum of this consideration and other items is lower than the fair value of the net assets acquired, the difference is, after reassessment, recognized in profit or loss as a gain on bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as at 31 December. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

Impairment is determined by assessing the recoverable amount of the cash-generating unit (group of cash-generating units) to which the goodwill relates. Where the recoverable amount of the cash-generating unit (group of cash-generating units) is less than the carrying amount, an impairment loss is recognized. An impairment loss recognized for goodwill is not reversed in a subsequent period.

Where goodwill has been allocated to a cash-generating unit (or group of cash-generating units) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed of in these circumstances is measured based on the relative value of the operation disposed of and the portion of the cash-generating unit retained.

Fair value measurement

The Group measures its financial assets at fair value through profit or loss at the end of each of the Relevant Years. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 –	based on quoted prices (unadjusted) in active markets for identical assets or liabilities
Level 2 –	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly
Level 3 –	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

The carrying value of financial instruments included in current assets and liabilities approximate their fair values because of the short-term nature of these instruments.

Impairment of non-financial assets other than goodwill

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than financial assets), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs. In testing a cash-generating unit for impairment, a portion of the carrying amount of a corporate asset is allocated to an individual cash-generating unit if it can be allocated on a reasonable and consistent basis or, otherwise, to the smallest group of cash-generating units.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing recoverable amount, the estimated future cash flows are undiscounted expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available. An impairment loss is charged to the profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated balance sheet) when:

●	the rights to receive cash flows from the asset have expired; or
●	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person

(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)	the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;
(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)	the entity and the Group are joint ventures of the same third party;
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;
(vi)	the entity is controlled or jointly controlled by a person identified in (a);
(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or the parent of the Group.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported revenues, costs and expenses during the reported year in the consolidated financial statements and accompanying notes. These accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to, current expected credit losses, useful lives of intangible assets and property and equipment, provision of income tax, valuation allowance for deferred tax assets and fair value measurement of convertible redeemable preferred shares and unlisted equity investments. Actual results could differ from those estimates.

Foreign currency translation

The functional currency and booking currency are both RMB for substantial all entities of the Group, transactions, assets and liabilities dominated in foreign currency were few within 2023, and thus, the foreign currency exchange differences recognized within 2023 is over RMB 3 million (over USD 0.42 million), very minor compared with the revenue size of 2023.

For the purpose of such translation in cost-efficiency way, the financial statements are translated into USD in the convenience rate (USD 1 = RMB 7.0999) prevailing at the balance date. No translation adjustments incurred to comprehensive income (loss).

Current expected credit losses

The Group adopted ASC Topic 326, “Financial Instruments — Credit Losses”, for credit loss assessment using the modified retrospective approach for all in-scope assets. The Group’s in-scope assets are primarily account receivables, prepayments and other receivables. To estimate expected credit losses, the Group has identified the relevant risk factors which include clients’ credits and accounts aging. Accounts with similar risk factors have been grouped into pools. For each pool, the Group considers the collection experience, current economic conditions and future economic conditions.

Cash and cash equivalents

Cash and cash equivalents represent cash at bank and on hand, on-demand deposits.

Accounts receivable

Accounts receivable are recognized and carried at the cost amount less an allowance for credit losses. An estimate for the allowance for credit losses is discussed above in “Current Expected Credit Losses”.

Prepayments and other receivables

They are recognized at the cost amount less an allowance for credit losses. An estimate for the allowance for credit losses is discussed above in “Current Expected Credit Losses”.

Property and equipment

Property and equipment, is stated at historical cost less accumulated depreciation and impairment, if any, and is depreciated using straight-line method over the following useful lives. The residual rate is determined based on the economic value of the asset at the end of the estimated useful lives as a percentage of the original cost. Certain events or changes in circumstances may indicate that the recoverability of the carrying amount of property, plant and equipment should be assessed, including, among others, a significant decrease in market value, a significant change in the business climate in a particular market, or a current period operating or cash flow loss combined with historical losses or projected future losses. When such events or changes in circumstances are present and a recoverability test is performed, we estimate the future cash flows expected to result from the use of the asset or asset group and its eventual disposition. These estimated future cash flows are consistent with those we use in our internal planning. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount, we recognize an impairment charge. The impairment charge recognized is the amount by which the carrying amount of the asset or asset group exceeds the fair value. We may use a variety of methodologies to determine the fair value of property, plant and equipment, including appraisals and discounted cash flow models. These appraisals and models include assumptions we believe are consistent with those a market participant would use.

Depreciation is calculated on the straight-line basis to write off the cost of each item of property and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Electronic equipment	33%
Office equipment	20%
Motor vehicles	25%
Leasehold improvements	Over the shorter of the lease terms and estimated useful lives

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of the acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite lives are subsequently amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end.

Software

Software is stated at cost less any impairment losses and is amortized on the straight-line basis over its estimated useful life of 3 to 10 years.

Customer relationship

Customer relationship is stated at cost less any impairment losses and is amortized on the straight-line basis over its estimated useful life of 2 to 10 years.

Trademark

Trademark is stated at cost less any impairment losses and is amortized on the straight-line basis over its estimated useful life of 10 years.

Leases

The Group follows ASC Topic 842, Leases. The Group leases office spaces, warehouse, and farmland which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases, usually with initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease ROU assets are reviewed for impairment annually.

Government grants

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the costs, for which it is intended to compensate, are expensed.

Revenue recognition

Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

When the contract contains a financing component which provides the customer with a significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Group and the customer at contract inception. When the contract contains a financing component which provides the Group with a significant financial benefit for more than one year, revenue recognized under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component.

(a)	Vocational education services

The Group provides vocational education services mainly including vocational education entrusted management services, self-operated vocational school services, curriculum co-development projects services, vocational training services and connotation construction services.

For vocational education entrusted management services, the Group agrees the price with the sponsors of managed schools upfront and recognizes the management fee received or receivable as its revenue on a straight-line basis over the agreed management period based on pre-agreed fixed amounts or unit rate per students for management services provided or the estimated operating results of the managed schools in the whole management period.

For self-operated vocational school services, the tuition and boarding fees from students are paid in advance at the beginning of each semester of an academic year and are initially recorded as contract liabilities. Tuition and boarding fees are recognized on a straight-line basis over the relevant period of the applicable program. The portion of tuition payments received from students but not earned is recorded as contract liabilities and is reflected as a current liability as such amounts represent revenue that the Group expects to earn within one year. The academic year of the Group’s schools is generally from September to June of the following year and has two semesters.

For curriculum co-development projects services, the Group agrees the price with the curriculum or subordinate schools upfront and recognizes the service fee received or receivable as its revenue on a straight-line basis over the relevant period of the applicable program based on pre-agreed fixed unit rate per student for services provided in the whole period.

For vocational training services, the Group recognizes the training fee received or receivable as its revenue on a straight-line basis over the training period as the customers simultaneously receives and consumes the benefits provided by the Group.

For connotation construction services, revenue is recognized at the point in time when control of the asset is transferred to the customer, generally on acceptance by the customer.

(b)	HR recruitment services

The Group provides HR recruitment services regarding blue-collar talent to customers, and revenue is recognized at the point in time when the services are rendered and accepted by the customers.

(c)	Employee management services

The Group provides employee management services mainly including labor outsourcing services and labor dispatch services and others.

For labor outsourcing services, the Group charged service fees in respect of the labor outsourcing services on a lump sum basis. The Group acts as principal and is primarily responsible for providing the labor outsourcing services to customers. The Group recognizes the fee received or receivable from customers as its revenue and all related labor outsourcing services costs as its cost of services. The Group recognizes the labor outsourcing services fee received or receivable as its revenue over time in the period in which the customer simultaneously receives and consumes the benefits provided by the Group.

For labor dispatch services, the Group acts as a dispatching agent and is mainly responsible for administrative work, which is considered as one performance obligation, and the Group does not control employee’s labor services; therefore, the Group’s labor dispatch revenue is recorded on a net basis over time in the period in which the customer simultaneously receives and consumes the benefits provided by the administration work performed by the Group, while the labor costs paid to the employees are recorded to net off revenue.

The Group’s other revenue includes income from the provision of HR agency services, which is recognized when the services are rendered and accepted by the customers.

(d)	Market services

The Group provides market services mainly including sale of retail goods to end customers via online retail platform and provision of value-added services to students of vocational schools, such as shopping, catering and dormitory management services.

For market services, revenue is recognized at the point in time when the services are rendered and accepted by the customers.

Selling and marketing Expenses

Selling and marketing expenses consist primarily of payroll, advertising and promotion expenses for marketing and business development. They are expensed as incurred.

Administrative Expenses

Administrative expenses consist of payroll, rental, expenses for employees involved in general corporate functions, including finance, legal and human resources, costs associated with use of facilities and equipment, such as depreciation and amortization, professional fees and other general corporate related expenses.

Other (expense)/ incomes, net

Other incomes mainly consist of non-operating income and gains, such as government grants, proceeds of interest from maturities of short-term investments, fair value gains or loss and gain on dissolution of subsidiaries and branches. Financial expenses mainly consist of interest income and expense, bank charges and exchange gain or loss.

Income tax

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of each reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

●	when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized, except:

●	when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
●	in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted earnings per share in years when their effect would be anti-dilutive.

Segment reporting

The Group’s business activities, for which discrete financial information is available, are regularly reviewed and evaluated by the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive directors of the Company that make strategic decisions. As a result of this evaluation, the Group determined that it has operating segments as follows:

(a)	the vocational education segment engages in the provision of vocational education entrusted management services, self-operated vocational school services, curriculum co-development projects services and vocational training services;
(b)	the HR recruitment segment engages in the provision of HR recruitment services regarding blue-collar talent to customers;
(c)	the employee management segment engages in the provision of labor outsourcing services, labor dispatch services and others;
(d)	the market service segment engages in the provision of value-added services.

The chief operating decision-maker monitors the results of the Group’s operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on reportable segment revenue and segment results which is measured based on gross profit of the respective segment. No analysis of segment assets and liabilities is presented as management does not regularly review such information for the purposes of resource allocation and performance assessment. Therefore, only segment revenue and segment results are presented.

	For the year ended 31 December,2022
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	65,709	104,896	525,101	28,367	724,073
Cost of revenue	(32,524)	(51,408)	(497,808)	(15,188)	(596,928)
Gross profit	33,185	53,488	27,293	13,179	127,145
Gross profit %	50.5	51.0	5.2	46.5	17.6

	For the year ended 31 December,2022
	Discontinued operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	2,954	6,095	38,172	-	47,221
Cost of revenue	(1,844)	(77)	(21,249)	-	(23,170)
Gross profit	1,110	6,018	16,923	-	24,051
Gross profit%	37.6	98.7	44.3	-	50.9

	For the year ended 31 December,2023
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	146,372	61,665	1,029,360	128,468	1,365,865
Cost of revenue	(103,708)	(11,385)	(946,543)	(103,810)	(1,165,446)
Gross profit	42,664	50,280	82,817	24,658	200,419
Gross profit %	29.1	81.5	8.0	19.2	14.7

	For the year ended 31 December,2023
	Discontinued operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	32,659	13,814	4,477	1,232	52,182
Cost of revenue	(20,758)	(752)	(4,854)	-	(26,364)
Gross profit (loss)	11,901	13,062	(377)	1,232	25,818
Gross profit (loss) %	36.4	94.6	(8.4)	100.0	49.5

Geographical information

More than 95% of the Group’s revenues for the year ended December 31, 2022 and 2023 were generated from the PRC. As of December 31, 2022 and 2023, all of the long-lived assets of the Group are located in the PRC, and therefore, no geographical segments are presented.

Information about major customers

No revenue from sales to a single customer or a group of customers under common control accounted for 10% or more of the Group’s revenue for the year ended December 31, 2022 and 2023.

Significant risks and uncertainties

The Group’s principal financial instruments comprise lease liabilities, interest-bearing bank and other borrowings, and cash and bank balances. The main purpose of these financial instruments is to raise finance for the Group’s operations. The Group has various other financial assets and liabilities such as trade receivables and trade payables, which arise directly from its operations.

The main risks arising from the Group’s financial instruments are currency risk, credit risk and liquidity risk. The board of directors reviews and agrees policies for managing each of these risks and they are summarized below.

1) Currency risk

Currency risk arises from the possibility that fluctuations in foreign exchange rates will impact the financial instruments. The Group is not exposed to significant transactional foreign currency risk since it usually recognizes revenues and purchases in RMB. At the same time, the Group is not exposed to translational foreign currency risk since most operating subsidiaries are located in the PRC, which has RMB as the functional currency.

2) Credit Risk

The carrying amounts of cash and bank balances, trade receivables, financial assets included in prepayments, other receivables and other assets, and financial assets included in other non-current assets included in the consolidated statements of financial position represent the Group’s maximum exposure to credit risk in relation to its financial assets as at 31 December 2022 and 2023. The Group classifies financial instruments on the basis of shared credit risk characteristics, such as instrument types and credit risk ratings for the purpose of determining significant increases in credit risk and calculation of impairment.

Cash and cash balances

As at 31 December 2022 and 2023, all cash and bank balances were deposited in high-credit-quality financial institutions without significant credit risk. These financial assets were not yet past due and their credit exposure is classified as stage 1.

Account receivable

To manage the risk arising from trade receivables, the Group has policies in place to ensure that credit terms are made only to counterparties with an appropriate credit history and management performs ongoing credit evaluations of the Group’s counterparties. The credit period granted to the customers is generally within 30 days to 90 days and the credit quality of these customers is assessed, taking into account their financial position, past experience and other factors. The Group also has other monitoring procedures to ensure that follow-up action is taken to recover overdue receivables. In addition, the Group reviews regularly the recoverable amount of trade receivables to ensure that adequate impairment losses are made. The Group has no significant concentrations of credit risk, with exposure spread over a large number of counterparties and customers.

The Group applies the simplified approach to provide for ECLs, which permits the use of the lifetime expected loss provision for all trade receivables. The expected credit losses also incorporate forward-looking information based on key economic variables such as inflation rate.

Other receivables

Management makes periodic collective assessments for other receivables as well as individual assessment on the recoverability of other receivables based on historical settlement records and past experience. The Group recognized allowance for these financial assets based on lifetime ECLs and adjusted for forward-looking macroeconomic data.

(3) Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting financial obligations due to shortage of funds. The Group’s exposure to liquidity risk arises primarily from mismatches of the maturities of financial assets and liabilities. The Group’s objective is to maintain a balance for continuity of funding to finance its working capital needs as well as capital expenditure.

Newly adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2019, the FASB issued ASU 2019-10, which extends the adoption date for certain registrants. The amendments in ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within fiscal years beginning after December 15, 2023. In February 2020 the FASB issued ASU 2020-02 which updated SEC Staff Accounting Bulletin No. 119 providing interpretive guidance on methodology and supporting documentation for measuring credit losses. The Group adopted the ASU on January 1, 2022, which did not have a material impact on the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income taxes (Topic 740) — Simplifying the accounting for income taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Group adopted the ASU on January 1, 2022, which did not have a material impact on the consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”) — Simplifying the accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Group adopted ASU on January 1, 2022, which did not have a material impact on the consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires entities to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The update will generally result in an entity recognizing contract assets and contract liabilities at amounts consistent with those recorded by the acquiree immediately before the acquisition date rather than at fair value. The new standard is effective on a prospective basis for fiscal years beginning after December 15, 2022, with early adoption permitted. The ASU is effective for the Group on July 1, 2023 and the Group does not expect a significant impact to the consolidated financial statements upon adoption. However, the ultimate impact is dependent upon the size and frequency of future acquisitions.

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280)”. The amendment in this Update is intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments also require a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measures of segment profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for the Group on December 15, 2023 and the Group is in the process determine the impact of the adoption of this standard on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The Update requires that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate). The ASU is effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Group is in the process determine the impact of the adoption of this standard on its consolidated financial statements.